OTHER FEES AND COMMISSIONS	12 Months Ended
Dec. 31, 2016
Fees And Commissions [Abstract]
OTHER FEES AND COMMISSIONS
NOTE 27: OTHER FEES AND COMMISSIONS
Other fees and commissions for the years ended December 31, comprised:
	2014	2015	2016
Continuing operations	(EUR in millions)
Custody, brokerage and investment banking	30	22	16
Retail lending fees	12	10	9
Corporate lending fees	128	112	111
Banking fees and similar charges	102	93	88
Fund management fees	14	12	10
Total	286	249	234